Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916053
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 03, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 03, 2014
Prospectus Date	rr_ProspectusDate	Apr. 01, 2014